UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23147

First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

______________________________________________________________________________

Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended August 31, 2022, originally filed with the Securities and Exchange Commission on November 7, 2022 (Accession Number 0001445546-22-007733) to correct a typographical error in the presentation of certain information contained in the index performance chart on page 2 of the Annual Report for the EquityCompass Risk Manager ETF (ERM). Item 1 to this Form N-CSR, with the exception of the Annual Report for the EquityCompass Risk Manager ETF (ERM), is incorporated by reference to the Form N-CSR filed on EDGAR on November 7, 2022 (Accession Number 0001445546-22-007733).

______________________________________________________________________________

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 for the the EquityCompass Risk Manager ETF (ERM) is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund VIII

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        EquityCompass Risk Manager ETF (ERM)

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       Annual Report
     For the Year Ended
      August 31, 2022
----------------------------

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TABLE OF CONTENTS
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                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                                 ANNUAL REPORT
                                AUGUST 31, 2022

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or EquityCompass Investment Management, LLC (the
"Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (EquityCompass Risk Manager ETF; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the
Fund, you may obtain an understanding of how the market environment affected the
Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.


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SHAREHOLDER LETTER
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                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                AUGUST 31, 2022

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the
EquityCompass Risk Manager ETF (the "Fund"), which contains detailed information about the Fund for the twelve months ended August 31, 2022.

At their most recent meeting (September 20-21, 2022), the Federal Open Market
Committee announced a 75 basis point interest rate hike, the third rate hike in as many meetings. Overall, the Federal Reserve (the "Fed") has raised its benchmark Federal Funds target rate (upper bound) from 0.25% this past March to
3.25% as of September 30, 2022, the fastest pace for rate hikes since 1994. The
Fed is hiking interest rates aggressively to combat the surge in inflation that commenced in the second quarter of 2021. Perhaps the most common measure of inflation is the Consumer Price Index ("CPI"). The CPI has averaged 3.0% per year since 1926 but stood at an eye-popping 8.3% on a trailing 12-month basis in
August 2022. Its recent high point was 9.1% in June 2022. For borrowers, these rate hikes will raise the cost of capital, making it tougher to secure loans for consumers and businesses. The goal is to raise interest rates high enough to cool some of the demand for goods and services so that inflation can begin to moderate. The Fed would eventually like to see the CPI back near the 2.0% level.
It will take some time to play out. Guidance from Fed Chairman Jerome Powell indicates that more rate hikes are coming, perhaps as much as another 100 basis points by year-end. We'll see.

One of the areas that has yet to cool off is the housing market, in my opinion.
We have seen a substantial selloff this year in the stock and bond markets, but not housing. Prices appreciated markedly across the U.S. during the coronavirus
("COVID-19") pandemic. Demand was high and inventories were uncharacteristically low. Simply put, housing affordability has become a huge challenge for many prospective buyers. The S&P CoreLogic Case-Shiller U.S. National Home Price
Index, which tracks the value of single-family homes, soared 45.2% from the end of 2019 through June 2022. Keep in mind, historically, home prices tend to rise with inflation over time. They are not supposed to increase 45% over 30 months.
The rapid increase in short-term lending rates has caused the rate on a 30-year fixed-rate mortgage to nearly double from 3.27% at the end of 2021 to 6.43% as of September 21, 2022, according to Bankrate. The sharp rise in mortgage rates is just beginning to have a slight effect on demand. Redfin reported that close to 63,000 deals on existing homes fell through in July 2022, or around 16% of homes under contract that month, according to CNBC.

Fed Chairman Powell is trying to engineer a soft landing for the economy via monetary policy. In other words, the Fed is trying to avoid a deep and lengthy recession. That is why the relative resilience of the real estate markets, both residential and commercial, is so critical at this juncture. One other plus going for the U.S. economy today is the strong labor market. As of this report, companies are still hiring. If these sources of strength eventually succumb to the economic headwinds and turn weaker, the odds of achieving a soft landing drop dramatically, in my opinion. For those investors who like to follow the news closely, in addition to monitoring the state of the economy, keep an eye on the war between Russia and Ukraine as well as the COVID-19-induced lockdowns of cities in China. Any good news on those two fronts could be a net positive for the markets moving forward. As I previously noted, it is going to take some time to remedy this situation. As always, we encourage investors to be diversified and stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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EQUITYCOMPASS RISK MANAGER ETF (ERM)

The EquityCompass Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a
U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's Sub-Advisor, the Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced
Short Maturity ETF (FTSM). Certain of the ETFs in which the Fund invests may be advised by First Trust. The Fund is classified as "diversified" under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "ERM."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                    1 Year Ended     5 Years Ended     Inception (4/10/17)     5 Years Ended     Inception (4/10/17)
                                      8/31/22           8/31/22            to 8/31/22             8/31/22            to 8/31/22
FUND PERFORMANCE
NAV                                   -13.39%            2.90%                3.15%               15.38%               18.20%
Market Price                          -13.42%            2.90%                3.16%               15.37%               18.25%

INDEX PERFORMANCE
S&P 500(R) Index                      -11.23%           11.82%               12.07%               74.86%               84.84%
Hedge Fund Research HFRI Equity
   Hedge Index(1)                     -10.14%            5.57%                5.85%               31.12%               35.44%
------------------------------------------------------------------------------------------------------------------------------------


(1)   Cumulative total return for the period April 30, 2017 through August 31,
      2022. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market return does not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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EQUITYCOMPASS RISK MANAGER ETF (ERM) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                             21.2%
Consumer Discretionary                             12.8
Health Care                                        12.7
Financials                                         11.4
Communication Services                             10.9
Industrials                                         9.6
Consumer Staples                                    8.0
Energy                                              4.6
Utilities                                           3.5
Materials                                           2.7
Real Estate                                         2.6
                                                 -------
     Total                                        100.0%
                                                 =======

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
TechnipFMC PLC                                      0.9%
ConocoPhillips                                      0.8
Ford Motor Co.                                      0.8
PayPal Holdings, Inc.                               0.8
CF Industries Holdings, Inc.                        0.8
Gartner, Inc.                                       0.8
Arista Networks, Inc.                               0.8
Unum Group                                          0.8
Broadridge Financial Solutions, Inc.                0.8
Walt Disney (The) Co.                               0.8
                                                 -------
     Total                                          8.1%
                                                 =======


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              APRIL 10, 2017 - AUGUST 31, 2022

             EquityCompass          S&P 500(R)
            Risk Manager ETF          Index
4/10/17         $10,000              $10,000
8/31/17          10,244               10,571
2/28/18          11,107               11,716
8/31/18          11,804               12,649
2/28/19          10,382               12,264
8/31/19          10,190               13,019
2/29/19          10,171               13,269
8/31/20           9,644               15,875
2/28/21          11,883               17,421
8/31/21          13,647               20,822
2/28/22          13,377               20,275
8/31/22          11,820               18,484


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3

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PORTFOLIO COMMENTARY
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                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                                 ANNUAL REPORT
                          AUGUST 31, 2022 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to EquityCompass Risk Manager ETF ("ERM" or the "Fund"). First Trust is
responsible for the selection and ongoing monitoring of the securities in the
Fund's portfolio and certain other services necessary for the management of the portfolio.

                                  SUB-ADVISOR

EquityCompass Investment Management, LLC ("EquityCompass Investment Management"
or the "Sub-Advisor") serves as the investment sub-advisor to the Fund.

                              PORTFOLIO MANAGEMENT

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee (the "Investment Committee"), which manages the Fund's investments, consists of:

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST

JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST

DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST

ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST

TODD LARSON, CFA, VICE PRESIDENT OF FIRST TRUST

CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST

JOHN GAMBLA, SENIOR PORTFOLIO MANAGER, CO-HEAD OF THE ALTERNATIVES INVESTMENT
   TEAM OF FIRST TRUST

ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER, CO-HEAD ALTERNATIVES INVESTMENT
   TEAM OF FIRST TRUST

                         SUB-ADVISOR PORTFOLIO MANAGERS

The Sub-Advisor portfolio managers, as set forth below, provide non-discretionary investment advice to the Investment Committee:

TIMOTHY M. MCCANN, SENIOR PORTFOLIO MANAGER, EQUITYCOMPASS INVESTMENT
   MANAGEMENT, LLC

CHRISTOPHER M. MUTASCIO, SENIOR MANAGING DIRECTOR AND PORTFOLIO MANAGER,
   EQUITYCOMPASS INVESTMENT MANAGEMENT, LLC

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund, while the Sub-Advisor portfolio managers provide non-discretionary investment advice to the Investment Committee. Each portfolio manager has served as part of the portfolio management team of the
Fund since 2017 and Christopher M. Mutascio has served as part of the portfolio management team of the Fund since 2020.

                                   COMMENTARY

MARKET RECAP

Our EquityCompass Market Outlook 2022, published at the beginning of the year, suggested the biggest risk to the economy, and subsequently the stock market, would be the ability of the Federal Reserve (the "Fed") to raise interest rates in an environment where economic growth would be decelerating. For over 40 years, the Fed raised interest rates while the economy was growing--not slowing.
We noted this year would be different--threading the economic needle would be tricky in 2022. Looking back "tricky" was an understatement and perhaps
"extremely challenging" would have been a better description.

Not only is it extremely challenging to raise interest rates in a slowing economy, but it is occurring against a backdrop of stubbornly high inflation, coupled with a major regional war in Eastern Europe--a conflict that is amplifying inflation as it relates to food and energy. In turn, this has caused additional uncertainty as to how high interest rates should go up to help squash the rise in inflation. If interest rates keep rising, what will be the consequence to the economy? Is a recession inevitable? The combination of all three complex and intertwined events currently unfolding have left investors shaken and befuddled. In all, the last twelve months have been unlike any period in recent history dating back over 50 years.

This year, the stock market narrative has been rising interest rates making long-duration assets--such as long-term bonds and growth stocks--less attractive. This is mathematically correct. The greatest amount of intrinsic value among growth stocks lies in their long-term earnings growth and, with interest rates rising, the discounted present value of future earnings growth is worth less--but not worthless. What is confusing is the selloff in growth stocks has been particularly brutal in light of a two-percentage point increase in the discount rate for determining intrinsic value. Today, we are valuing growth stocks at discount rates that were similar to Treasury yields between 2010 and


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PORTFOLIO COMMENTARY (CONTINUED)
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                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                                 ANNUAL REPORT
                          AUGUST 31, 2022 (UNAUDITED)

2019 when growth stocks handsomely outperformed the broader markets--including value stocks. During that period, the total return of the Russell 1000(R) Value
Index was 205%, the S&P 500(R) Index gained 257%, while the Russell 1000(R)
Growth Index returned 312%.

The question then becomes, what resets the stock market back on a pathway of rational thinking? We believe the answer is new information--incoming macroeconomic data and microeconomic financial results--new facts that work to formulate a new story to replace the old story. And it appears, based on the most recent economic data, the narrative is beginning to change.

For the 12-month period ended August 31, 2022, large cap stocks, as represented by the S&P 500(R) Index, declined 11.23%. Mid-cap stocks, represented by the S&P
MidCap 400(R) Index, declined 10.37% and small-cap stocks, represented by the
S&P SmallCap 600(R) Index, declined 12.12%, for the same period. The disparity between the Russell 1000(R) Growth Index and the Russell 1000(R) Value Index was
12.80%, with growth stocks losing 19.06% and the value counterpart losing 6.26%
over the 12-month period ended August 31, 2022. The Energy, Utilities and
Consumer Staples sectors were the only advancing sectors while the Communication
Services, Consumer Discretionary and Information Technology sectors were the worst performing sectors during the period. Bonds, as represented by the
Bloomberg U.S. Aggregate Bond Total Return Index, fell 11.58% for the period.
The Forward 12-month earnings estimate for the S&P 500(R) Index was $235.11 on
August 31, 2022.

ALLOCATION CHANGES

The Fund was defensive approximately 30% of the time for the 12-month period ended August 31, 2022. The Fund held a partially defensive position (25% cash)
during the periods:

        o  November 30, 2021 through December 14, 2021
        o  March 2, 2022 through March 24, 2022
        o  June 20, 2022 through July 19, 2022

On each of these occasions, the criteria used to trigger the positioning was a sudden and significant single-day widening in credit spreads. The actions in the credit markets appeared to be limited to just single daily events. Credit market conditions on each of these occasions stabilized fairly quickly after each of these signals. Therefore, the duration of the defensive positions through June
2022 were minimal.

However, on July 19, 2022, our fundamental signal was triggered just as our technical signal rolled positive, which resulted in a more defensive position
(50% cash) than the three prior periods. From July 19, 2022 through the end of the 12-month period ended August 31, 2022 (into present day), we have maintained a defensive position in the fundamental indicator.

PERFORMANCE REVIEW

For the 12-month period ended August 31, 2022, the Fund posted a net asset value
("NAV") return of -13.39%. The market price return for the Fund was -13.42%. The primary benchmark for the Fund is the S&P 500(R) Index (the "Benchmark"). For
the period specified above, the Benchmark was down 11.23% on a total return basis, while its equal weight counterpart was down 8.35% on a total return basis. The Fund underperformed the Benchmark for the period.

The greatest contributor to the active return for the Fund relative to the
Benchmark was its exposure to equally weighted positions. Market breadth was wide for the period, particularly during the ascent in inflationary pressure that took the U.S. Consumer Price Index year-over-year from 5.25% (August 2021)
to 8.26% (August 2022). The Fund's disproportionate exposure to smaller companies did not provide any meaningful contribution relative to the Benchmark, with the S&P 100(R) Index declining 12.23% and the S&P SmallCap 600(R) Index declining 12.12%. Three sectors provided positive contribution to active returns for the period. The sectors with the greatest contribution to the Fund's active return were Consumer Staples, Energy and Utilities.

Our selection process for the underlying 150 names--representing the long component--tends to result in two distinct biases relative to the equal weight
S&P 500(R) Index. Roughly one-third of the portfolio will generally be comprised of the smallest names in the S&P 500(R) Index across all major sectors. As a result, they tend to have smaller capitalizations and value-like characteristics.

Only three of the eleven Benchmark sectors produced positive returns during the period. The Energy sector (+75.77%), the Utilities sector (+11.72%), and the
Consumer Staples sector (+4.08%) provided some cushion to the rest of the
Benchmark. The Communication Services sector, the Consumer Discretionary sector, and the Information Technology sector were the three worst performing sectors for the period, declining 35.19%, 16.16%, and 14.35%, respectively.

                                                                          Page 5

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PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                                 ANNUAL REPORT
                          AUGUST 31, 2022 (UNAUDITED)

MARKET AND FUND OUTLOOK

Earnings expectations for the S&P 500(R) Index have largely risen during the
12-month period ended August 31, 2022, with nine straight months of strong earnings per share growth followed by three challenging months. The last three months have seen a challenging environment for earnings as calls for a recession become louder. The Fed has been more vocal recently about how serious their commitment is to restoring price stability and bringing inflation back to target. For the 12-month period ended August 31, 2022, earnings estimates have expanded at a rate of 10 cents per day from a low of $211.75 to a high of
$239.49 intra period. The forward earnings signal did end the period lower than the high watermark, however, at $235.10.

The growth in corporate profitability has seen a mostly intact trend to the upside that is broadly in line with the direction of the Benchmark. Earnings multiples on the Benchmark have declined from 21.4X in August of 2021 to 16.8X in August of 2022. This multiple compression comes as investors are looking to buy cheaper businesses and shift away from growth and into value/defensives.
Looking forward, it is clear the U.S. economy is in the midst of a crossroads between the "end of easy money" and the "risk of Fed-induced recession." There is much disagreement around the nature of the Fed's ability to manufacture a
"soft landing" where a recession is avoided yet inflationary pressures start to ease.

The Equity Risk Management Strategy ("ERMS") is designed to remove emotional decision making and react to, not anticipate, changes in fundamental and technical conditions to adjust equity exposure accordingly. Currently, the ERMS is defensive with a 50% cash position due to the fundamental model being negative. Should earnings recover, the strategy will move to a fully long position. However, if both signals deteriorate concurrently the strategy will move to a more significant defensive position.


EQUITYCOMPASS RISK MANAGER ETF (ERM)
UNDERSTANDING YOUR FUND EXPENSES
AUGUST 31, 2022 (UNAUDITED)

As a shareholder of EquityCompass Risk Manager ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------
                                                                                        ANNUALIZED
                                                                                       EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING          ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE     ACCOUNT VALUE       SIX MONTH        SIX MONTH
                                                   MARCH 1, 2022    AUGUST 31, 2022     PERIOD (a)      PERIOD (a) (b)
----------------------------------------------------------------------------------------------------------------------
EQUITYCOMPASS RISK MANAGER ETF (ERM)
Actual                                               $1,000.00         $  883.50           0.65%            $3.09
Hypothetical (5% return before expenses)             $1,000.00         $1,021.93           0.65%            $3.31


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund may invest.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March 1,
      2022 through August 31, 2022), multiplied by 184/365 (to reflect the six-month period).

                                                                          Page 7


EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2022

SHARES        DESCRIPTION                                   VALUE
---------------------------------------------------------------------
              COMMON STOCKS -- 49.8%
              AEROSPACE & DEFENSE -- 1.4%
         415  Boeing (The) Co. (a)                      $      66,504
         300  General Dynamics Corp.                           68,679
         166  Lockheed Martin Corp.                            69,738
         688  Raytheon Technologies Corp.                      61,748
                                                        -------------
                                                              266,669
                                                        -------------
              AIR FREIGHT & LOGISTICS -- 0.7%
         285  FedEx Corp.                                      60,081
         347  United Parcel Service, Inc.,
                 Class B                                       67,495
                                                        -------------
                                                              127,576
                                                        -------------
              AUTOMOBILES -- 1.1%
       5,099  Ford Motor Co.                                   77,709
       1,865  General Motors Co.                               71,262
         261  Tesla, Inc. (a)                                  71,934
                                                        -------------
                                                              220,905
                                                        -------------
              BANKS -- 1.6%
       1,914  Bank of America Corp.                            64,329
       1,233  Citigroup, Inc.                                  60,183
         559  JPMorgan Chase & Co.                             63,575
       1,348  U.S. Bancorp                                     61,482
       1,491  Wells Fargo & Co.                                65,172
                                                        -------------
                                                              314,741
                                                        -------------
              BEVERAGES -- 1.0%
       1,026  Coca-Cola (The) Co.                              63,314
       1,097  Molson Coors Beverage Co.,
                 Class B                                       56,682
         378  PepsiCo, Inc.                                    65,118
                                                        -------------
                                                              185,114
                                                        -------------
              BIOTECHNOLOGY -- 1.3%
         427  AbbVie, Inc.                                     57,414
         259  Amgen, Inc.                                      62,238
         290  Biogen, Inc. (a)                                 56,660
       1,031  Gilead Sciences, Inc.                            65,438
                                                        -------------
                                                              241,750
                                                        -------------
              CAPITAL MARKETS -- 1.4%
       1,468  Bank of New York Mellon (The)
                 Corp.                                         60,966
         102  BlackRock, Inc.                                  67,972
         202  Goldman Sachs Group (The), Inc.                  67,199
         785  Morgan Stanley                                   66,898
                                                        -------------
                                                              263,035
                                                        -------------
              CHEMICALS -- 1.0%
         738  CF Industries Holdings, Inc.                     76,353
       1,219  Dow, Inc.                                        62,169
       1,137  DuPont de Nemours, Inc.                          63,263
                                                        -------------
                                                              201,785
                                                        -------------
              COMMUNICATIONS EQUIPMENT
                 -- 1.4%
         615  Arista Networks, Inc. (a)                        73,726
       1,462  Cisco Systems, Inc.                              65,381

SHARES        DESCRIPTION                                   VALUE
---------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT
                 (CONTINUED)
         424  F5, Inc. (a)                              $      66,593
       2,204  Juniper Networks, Inc.                           62,638
                                                        -------------
                                                              268,338
                                                        -------------
              CONSUMER FINANCE -- 0.7%
         435  American Express Co.                             66,120
         566  Capital One Financial Corp.                      59,894
                                                        -------------
                                                              126,014
                                                        -------------
              CONTAINERS & PACKAGING -- 0.3%
       1,111  Sealed Air Corp.                                 59,783
                                                        -------------
              DIVERSIFIED FINANCIAL SERVICES
                 -- 0.3%
         226  Berkshire Hathaway, Inc.,
                 Class B (a)                                   63,461
                                                        -------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.9%
       3,076  AT&T, Inc.                                       53,953
       5,767  Lumen Technologies, Inc.                         57,439
       1,271  Verizon Communications, Inc.                     53,141
                                                        -------------
                                                              164,533
                                                        -------------
              ELECTRIC UTILITIES -- 1.7%
         604  Duke Energy Corp.                                64,574
       1,461  Exelon Corp.                                     64,153
         811  NextEra Energy, Inc.                             68,984
         910  Pinnacle West Capital Corp.                      68,568
         891  Southern (The) Co.                               68,669
                                                        -------------
                                                              334,948
                                                        -------------
              ELECTRICAL EQUIPMENT -- 0.3%
         782  Emerson Electric Co.                             63,921
                                                        -------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS -- 0.3%
         651  IPG Photonics Corp. (a)                          58,974
                                                        -------------
              ENERGY EQUIPMENT & SERVICES
                 -- 0.8%
       1,890  Schlumberger N.V.                                72,103
      10,031  TechnipFMC PLC (a)                               82,054
                                                        -------------
                                                              154,157
                                                        -------------
              ENTERTAINMENT -- 1.7%
         507  Electronic Arts, Inc.                            64,323
         708  Live Nation Entertainment,
                 Inc. (a)                                      63,975
         319  Netflix, Inc. (a)                                71,316
         645  Walt Disney (The) Co. (a)                        72,292
       4,489  Warner Bros Discovery, Inc. (a)                  59,434
                                                        -------------
                                                              331,340
                                                        -------------
              EQUITY REAL ESTATE INVESTMENT
                 TRUSTS -- 1.3%
         250  American Tower Corp.                             63,513
         635  Federal Realty Investment Trust                  64,306
         626  Simon Property Group, Inc.                       63,839
       1,317  SL Green Realty Corp.                            58,172
                                                        -------------
                                                              249,830
                                                        -------------

Page 8                  See Notes to Financial Statements


EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2022

SHARES        DESCRIPTION                                   VALUE
---------------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              FOOD & STAPLES RETAILING -- 1.0%
         124  Costco Wholesale Corp.                    $      64,740
       1,655  Walgreens Boots Alliance, Inc.                   58,024
         494  Walmart, Inc.                                    65,480
                                                        -------------
                                                              188,244
                                                        -------------
              FOOD PRODUCTS -- 0.7%
       1,655  Kraft Heinz (The) Co.                            61,897
       1,046  Mondelez International, Inc.,
                 Class A                                       64,706
                                                        -------------
                                                              126,603
                                                        -------------
              HEALTH CARE EQUIPMENT & SUPPLIES
                 -- 0.9%
         583  Abbott Laboratories                              59,845
       1,801  DENTSPLY SIRONA, Inc.                            59,019
         711  Medtronic PLC                                    62,511
                                                        -------------
                                                              181,375
                                                        -------------
              HEALTH CARE PROVIDERS & SERVICES
                 -- 1.6%
         661  CVS Health Corp.                                 64,877
         732  DaVita, Inc. (a)                                 62,432
         819  Henry Schein, Inc. (a)                           60,123
         121  UnitedHealth Group, Inc.                         62,839
         596  Universal Health Services, Inc.,
                 Class B                                       58,313
                                                        -------------
                                                              308,584
                                                        -------------
              HOTELS, RESTAURANTS & LEISURE
                 -- 1.4%
          35  Booking Holdings, Inc. (a)                       65,653
         251  McDonald's Corp.                                 63,322
       4,969  Norwegian Cruise Line Holdings
                 Ltd. (a)                                      64,995
         780  Starbucks Corp.                                  65,575
                                                        -------------
                                                              259,545
                                                        -------------
              HOUSEHOLD DURABLES -- 0.6%
       1,685  Leggett & Platt, Inc.                            64,400
       3,248  Newell Brands, Inc.                              57,977
                                                        -------------
                                                              122,377
                                                        -------------
              HOUSEHOLD PRODUCTS -- 0.7%
         828  Colgate-Palmolive Co.                            64,758
         444  Procter & Gamble (The) Co.                       61,245
                                                        -------------
                                                              126,003
                                                        -------------
              INDUSTRIAL CONGLOMERATES -- 1.0%
         485  3M Co.                                           60,310
         964  General Electric Co.                             70,796
         363  Honeywell International, Inc.                    68,734
                                                        -------------
                                                              199,840
                                                        -------------
              INSURANCE -- 1.7%
         524  Allstate (The) Corp.                             63,142
       1,235  American International Group,
                 Inc.                                          63,911
         381  Assurant, Inc.                                   60,385

SHARES        DESCRIPTION                                   VALUE
---------------------------------------------------------------------
              INSURANCE (CONTINUED)
       1,055  MetLife, Inc.                             $      67,868
       1,929  Unum Group                                       73,013
                                                        -------------
                                                              328,319
                                                        -------------
              INTERACTIVE MEDIA & SERVICES
                 -- 0.6%
         568  Alphabet, Inc., Class A (a)                      61,469
         365  Meta Platforms, Inc., Class A (a)                59,469
                                                        -------------
                                                              120,938
                                                        -------------
              INTERNET & DIRECT MARKETING RETAIL
                 -- 0.4%
         543  Amazon.com, Inc. (a)                             68,836
                                                        -------------
              IT SERVICES -- 3.4%
         229  Accenture PLC, Class A                           66,057
         717  Akamai Technologies, Inc. (a)                    64,731
         425  Broadridge Financial Solutions,
                 Inc.                                          72,747
         260  Gartner, Inc. (a)                                74,183
         493  International Business Machines
                 Corp.                                         63,326
         329  Jack Henry & Associates, Inc.                    63,234
         188  Mastercard, Inc., Class A                        60,982
         828  PayPal Holdings, Inc. (a)                        77,368
         300  Visa, Inc., Class A                              59,613
       3,789  Western Union (The) Co.                          56,153
                                                        -------------
                                                              658,394
                                                        -------------
              LIFE SCIENCES TOOLS & SERVICES
                 -- 0.7%
         251  Danaher Corp.                                    67,748
         120  Thermo Fisher Scientific, Inc.                   65,438
                                                        -------------
                                                              133,186
                                                        -------------
              MACHINERY -- 0.7%
         359  Caterpillar, Inc.                                66,311
       2,187  Flowserve Corp.                                  66,638
                                                        -------------
                                                              132,949
                                                        -------------
              MEDIA -- 2.2%
         133  Charter Communications, Inc.,
                 Class A (a)                                   54,880
       1,551  Comcast Corp., Class A                           56,131
       3,508  DISH Network Corp., Class A (a)                  60,864
       1,875  Fox Corp., Class A                               64,087
       2,170  Interpublic Group of Cos. (The),
                 Inc.                                          59,979
       3,873  News Corp., Class B                              66,770
         948  Omnicom Group, Inc.                              63,421
                                                        -------------
                                                              426,132
                                                        -------------
              MULTILINE RETAIL -- 0.4%
         419  Target Corp.                                     67,182
                                                        -------------
              OIL, GAS & CONSUMABLE FUELS
                 -- 1.5%
         447  Chevron Corp.                                    70,653
         732  ConocoPhillips                                   80,117
         729  Exxon Mobil Corp.                                69,685

                        See Notes to Financial Statements                 Page 9


EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2022

SHARES        DESCRIPTION                                   VALUE
---------------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
       3,718  Kinder Morgan, Inc.                       $      68,114
                                                        -------------
                                                              288,569
                                                        -------------
              PHARMACEUTICALS -- 1.8%
         874  Bristol-Myers Squibb Co.                         58,916
         196  Eli Lilly & Co.                                  59,041
         373  Johnson & Johnson                                60,180
         693  Merck & Co., Inc.                                59,154
       1,537  Perrigo Co. PLC                                  57,515
       1,251  Pfizer, Inc.                                     56,583
                                                        -------------
                                                              351,389
                                                        -------------
              PROFESSIONAL SERVICES -- 0.3%
         642  Leidos Holdings, Inc.                            61,022
                                                        -------------
              ROAD & RAIL -- 0.3%
         296  Union Pacific Corp.                              66,455
                                                        -------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 1.5%
       1,609  Intel Corp.                                      51,359
         379  NVIDIA Corp.                                     57,206
         628  Qorvo, Inc. (a)                                  56,382
         435  QUALCOMM, Inc.                                   57,538
         389  Texas Instruments, Inc.                          64,267
                                                        -------------
                                                              286,752
                                                        -------------
              SOFTWARE -- 2.0%
         166  Adobe, Inc. (a)                                  61,991
         627  Citrix Systems, Inc.                             64,437
         248  Microsoft Corp.                                  64,844
         893  Oracle Corp.                                     66,216
         369  Salesforce, Inc. (a)                             57,608
         182  Tyler Technologies, Inc. (a)                     67,615
                                                        -------------
                                                              382,711
                                                        -------------
              SPECIALTY RETAIL -- 1.0%
       6,822  Gap (The), Inc.                                  62,353
         214  Home Depot (The), Inc.                           61,722
         339  Lowe's Cos., Inc.                                65,813
                                                        -------------
                                                              189,888
                                                        -------------

SHARES        DESCRIPTION                                   VALUE
---------------------------------------------------------------------
              TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 2.0%
         425  Apple, Inc.                               $      66,819
       4,667  Hewlett Packard Enterprise Co.                   63,471
         941  NetApp, Inc.                                     67,874
         800  Seagate Technology Holdings
                 PLC                                           53,568
       1,323  Western Digital Corp. (a)                        55,910
       4,081  Xerox Holdings Corp.                             67,826
                                                        -------------
                                                              375,468
                                                        -------------
              TEXTILES, APPAREL & LUXURY GOODS
                 -- 1.5%
       5,677  Hanesbrands, Inc.                                49,447
         585  NIKE, Inc., Class B                              62,273
       1,032  PVH Corp.                                        58,050
         661  Ralph Lauren Corp.                               60,369
       7,380  Under Armour, Inc., Class A (a)                  62,140
                                                        -------------
                                                              292,279
                                                        -------------
              TOBACCO -- 0.7%
       1,497  Altria Group, Inc.                               67,545
         705  Philip Morris International, Inc.                67,320
                                                        -------------
                                                              134,865
                                                        -------------
              TOTAL COMMON STOCKS -- 49.8%                  9,574,779
              (Cost $8,638,278)                         -------------

              MONEY MARKET FUNDS -- 50.0%
   9,629,372  Morgan Stanley Institutional Liquidity
                 Funds - Treasury Portfolio -
                 Institutional Class - 2.06% (b)            9,629,372
              (Cost $9,629,372)                         -------------

              TOTAL INVESTMENTS -- 99.8%                   19,204,151
              (Cost $18,267,650)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.2%                           29,383
                                                        -------------
              NET ASSETS -- 100.0%                      $  19,233,534
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of August 31, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                        LEVEL 2         LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                     8/31/2022          PRICES          INPUTS          INPUTS
                                                   ---------------------------------------------------------------
Common Stocks*..................................   $    9,574,779   $    9,574,779   $          --   $          --
Money Market Funds..............................        9,629,372        9,629,372              --              --
                                                   ---------------------------------------------------------------
Total Investments...............................   $   19,204,151   $   19,204,151   $          --   $          --
                                                   ===============================================================


* See Portfolio of Investments for industry breakout.

Page 10                 See Notes to Financial Statements


EQUITYCOMPASS RISK MANAGER ETF (ERM)
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2022


ASSETS:
Investments, at value..................................................      $     19,204,151
Dividends receivable...................................................                40,286
                                                                             ----------------
   Total Assets........................................................            19,244,437
                                                                             ----------------
LIABILITIES:
Investment advisory fees payable.......................................                10,903
                                                                             ----------------
   Total Liabilities...................................................                10,903
                                                                             ----------------
NET ASSETS.............................................................      $     19,233,534
                                                                             ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $     40,492,538
Par value..............................................................                 8,789
Accumulated distributable earnings (loss)..............................           (21,267,793)
                                                                             ----------------
NET ASSETS.............................................................      $     19,233,534
                                                                             ================
NET ASSET VALUE, per share.............................................      $          21.88
                                                                             ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................               878,888
                                                                             ----------------
Investments, at cost...................................................      $     18,267,650
                                                                             ================


                        See Notes to Financial Statements                Page 11


EQUITYCOMPASS RISK MANAGER ETF (ERM)
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2022


INVESTMENT INCOME:
Dividends..............................................................      $        407,996
                                                                             ----------------
   Total investment income.............................................               407,996
                                                                             ----------------
EXPENSES:
Investment advisory fees...............................................               133,677
                                                                             ----------------
   Total expenses......................................................               133,677
                                                                             ----------------
NET INVESTMENT INCOME (LOSS)...........................................               274,319
                                                                             ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................            (1,123,519)
   In-kind redemptions.................................................               767,985
                                                                             ----------------
Net realized gain (loss)...............................................              (355,534)
                                                                             ----------------
Net change in unrealized appreciation (depreciation) on investments....            (2,883,922)
                                                                             ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            (3,239,456)
                                                                             ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $     (2,965,137)
                                                                             ================


Page 12                 See Notes to Financial Statements


EQUITYCOMPASS RISK MANAGER ETF (ERM)
STATEMENTS OF CHANGES IN NET ASSETS


                                                                    YEAR             YEAR
                                                                    ENDED            ENDED
                                                                  8/31/2022        8/31/2021
                                                               ---------------  ---------------
OPERATIONS:
Net investment income (loss)..............................     $       274,319  $       144,464
Net realized gain (loss)..................................            (355,534)       2,152,268
Net change in unrealized appreciation (depreciation)......          (2,883,922)       1,638,311
                                                               ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations........................................          (2,965,137)       3,935,043
                                                               ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................            (236,186)        (142,476)
                                                               ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................           2,337,928               --
Proceeds from shares acquired through reorganization......          12,184,043               --
Cost of shares redeemed...................................          (3,574,090)      (4,180,754)
                                                               ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................          10,947,881       (4,180,754)
                                                               ---------------  ---------------
Total increase (decrease) in net assets...................           7,746,558         (388,187)

NET ASSETS:
Beginning of period.......................................          11,486,976       11,875,163
                                                               ---------------  ---------------
End of period.............................................     $    19,233,534  $    11,486,976
                                                               ===============  ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................             450,002          650,002
Shares sold...............................................             100,000               --
Shares issued through reorganization......................             478,886               --
Shares redeemed...........................................            (150,000)        (200,000)
                                                               ---------------  ---------------
Shares outstanding, end of period.........................             878,888          450,002
                                                               ===============  ===============


                        See Notes to Financial Statements                Page 13


EQUITYCOMPASS RISK MANAGER ETF (ERM)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                 YEAR ENDED AUGUST 31,
                                                               ----------------------------------------------------------
                                                                  2022        2021        2020        2019        2018
                                                               ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of period.....................       $  25.53    $  18.27    $  19.69    $  23.32    $  20.50
                                                                --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............................           0.27        0.29        0.33        0.39        0.30
Net realized and unrealized gain (loss)..................          (3.66)       7.24       (1.36)      (3.56)       2.80
                                                                --------    --------    --------    --------    --------
Total from investment operations.........................          (3.39)       7.53       (1.03)      (3.17)       3.10
                                                                --------    --------    --------    --------    --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................................          (0.26)      (0.27)      (0.39)      (0.46)      (0.28)
Net realized gain........................................             --          --          --       (0.00)(a)      --
                                                                --------    --------    --------    --------    --------
Total distributions......................................          (0.26)      (0.27)      (0.39)      (0.46)      (0.28)
                                                                --------    --------    --------    --------    --------
Net asset value, end of period...........................       $  21.88    $  25.53    $  18.27    $  19.69    $  23.32
                                                                ========    ========    ========    ========    ========
TOTAL RETURN (b).........................................         (13.39)%     41.52%      (5.36)%    (13.68)%     15.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....................       $ 19,234    $ 11,487    $ 11,875    $ 20,669    $ 27,988
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)........           0.65%       0.65%       0.65%       0.65%       0.65%
Ratio of net expenses to average net assets (c)..........           0.65%       0.65%       0.65%       0.59%       0.64%
Ratio of net investment income (loss) to average net
   assets................................................           1.33%       1.27%       1.61%       1.89%       1.52%
Portfolio turnover rate (d)..............................            120%         79%         81%        207%        121%


(a)   Amount is less than $0.01.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 14                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                                AUGUST 31, 2022

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission ("SEC")
under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-six funds that are offering shares. This report covers EquityCompass Risk Manager ETF (the "Fund"), which trades under the ticker "ERM" on the NYSE Arca, Inc. ("NYSE Arca"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as
"Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund's primary investment objective is to seek to provide long term capital appreciation with capital preservation as a secondary objective. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange.
During periods when the U.S. equity market is determined to be unfavorable by the Fund's sub-advisor, EquityCompass Investment Management, LLC (the
"Sub-Advisor"), the Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF
("FTSM"). Certain of the ETFs in which the Fund invests may be advised by First
Trust Advisors L.P. ("First Trust" or the "Advisor").

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust, in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940
Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but

                                                                         Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                                AUGUST 31, 2022

before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2022, is included with the Fund's Portfolio of Investments.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act.
The rule permits fund boards to designate a fund's investment adviser to perform fair value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are "readily available"
for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for
Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Effective September 8, 2022 and pursuant to the requirements of Rule 2a-5, the
Trust's Board of Trustees designated the Advisor as its valuation designee to perform fair value determinations and approved new Advisor Valuation Procedures for the Trust.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                                AUGUST 31, 2022

treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal years ended August 31,
2022 and 2021 was as follows:

Distributions paid from:                        2022                 2021
Ordinary income                            $      236,186       $       142,476
Capital gains                                          --                    --
Return of capital                                      --                    --

As of August 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income              $       65,881
Accumulated capital and other gain (loss)     (19,839,891)
Net unrealized appreciation (depreciation)     (1,493,783)

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019,
2020, 2021, and 2022 remain open to federal and state audit. As of August 31,
2022, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of August 31, 2022, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $19,839,891. Of these losses, $4,689,721 is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $164,868 per year.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2022, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended August 31, 2022, the adjustments for the Fund were as follows:

                                    Accumulated
             Accumulated           Net Realized
           Net Investment           Gain (Loss)              Paid-in
            Income (Loss)         on Investments             Capital
        ---------------------  ---------------------  ---------------------
          $             --       $    (15,165,462)       $    15,165,462

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                                AUGUST 31, 2022

As of August 31, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                   Gross                  Gross             Net Unrealized
                                Unrealized             Unrealized            Appreciation
          Tax Cost             Appreciation          (Depreciation)         (Depreciation)
    ---------------------  ---------------------  ---------------------  ---------------------
        $ 18,776,428           $  1,652,584           $ (1,224,861)          $    427,723


E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, other services and license fees, but excluding fee payments under the Investment Management
Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule
12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First
Trust an annual unitary management fee equal to 0.65% of its average daily net assets. In addition, the Fund incurs acquired fund fees and expenses. The total of unitary management fee and acquired fund fees and expenses represents the
Fund's total annual operating expenses.

The Fund and First Trust have retained the Sub-Advisor to provide recommendations to the Advisor regarding the selection and allocation of the securities in the Fund's investment portfolio. Pursuant to the Sub-Advisory
Agreement, the Advisor has agreed to pay for the services and facilities provided by the Sub-Advisor through sub-advisory fees. The Sub-Advisor's fees are paid by the Advisor out of the Advisor's management fee. For the Fund, the
Sub-Advisor receives a sub-advisory fee equal to 0.25% of the Fund's average daily net assets.

Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of the Fund's management agreement with First Trust.
First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                                AUGUST 31, 2022

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                               4. REORGANIZATION

On December 7, 2020, the Board of Trustees of EquityCompass Tactical Risk
Manager ETF ("TERM") and ERM approved a reorganization of ERM with TERM. The reorganization was completed on October 18, 2021. ERM was the surviving fund.

Under the terms of the reorganization, which was tax-free, the assets of TERM were transferred to, and the liabilities of TERM were assumed by ERM in exchange for shares of ERM. The cost of the investments received from TERM was carried forward to ERM for U.S. GAAP and tax purposes. The ERM shares were then distributed to TERM shareholders and the separate existence of TERM ceased. The reorganization was subject to certain conditions, including that the reorganization was approved on September 13, 2021, by the shareholders of TERM.
When the reorganization occurred, the transactions were based on the relative
NAVs of TERM and ERM.

The following table summarizes the asset transfers and conversion ratios for the reorganization.


                             Net Assets on    Unrealized    Accumulated      Shares       Acquiring                    Net Assets on
  Acquired      Shares        October 15,    Appreciation   Net Realized   Conversion    (Surviving)       Shares       October 15,
    Fund       Redeemed          2021       (Depreciation)  Gain (Loss)      Ratio           Fund         Issued*         2021**
------------------------------------------------------------------------------------------------------------------------------------
   TERM          550,002     $  12,184,063  $    1,921,506  $(14,628,719)   0.870700         ERM          478,887      $  11,449,161


* Amount includes 1 share that was distributed in lieu of cash.

** Amount reflects net assets of ERM prior to the reorganization.

The following table summarizes the operations of the Acquired Fund for the period September 1, 2021 to October 15, 2021, and the operations of ERM, the
Acquiring (Surviving) Fund, for the fiscal year ended August 31, 2022, as presented in the Statement of Operations and the combined Acquired and Acquiring
(Surviving) Funds' pro-forma results of operations for the fiscal year ended
August 31, 2022, assuming the acquisition had been completed on September 1,
2021.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of TERM that have been included in ERM's Statement of Operations since October 15, 2021.


                                                                            Net Realized
                                                                           and Change in    Net Increase
                                                                Net          Unrealized      (Decrease)
                                                             Investment     Gain (Loss)         from
                                                               Income      on Investments    Operations
                                                           --------------  --------------  --------------
Acquired Fund for the period September 1, 2021 to
   October 15, 2021
   TERM                                                     $     17,515    $    (55,285)   $    (37,770)
Acquiring Fund for the fiscal year ended
   August 31, 2022
   ERM                                                           274,319      (3,239,456)     (2,965,137)
                                                            ------------    ------------    ------------
Combined Total                                              $    291,834    $ (3,294,741)   $ (3,002,907)
                                                            ============    ============    ============


                      5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2022, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $21,890,648 and $21,444,081, respectively.

For the fiscal year ended August 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales were $2,013,249 and $2,989,905, respectively.

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                                AUGUST 31, 2022

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2023.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED
FUND VIII:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of
EquityCompass Risk Manager ETF (the "Fund"), a series of the First Trust
Exchange-Traded Fund VIII, including the portfolio of investments, as of August
31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
October 21, 2022

We have served as the auditor of one or more First Trust investment companies since 2001.

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                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                          AUGUST 31, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended August 31, 2022, the following percentages of income dividend paid by the Fund qualify for the dividends received deduction available to corporations and are hereby designated as qualified dividend income:

        Dividends Received Deduction             Qualified Dividend Income
        ----------------------------             -------------------------
                  100.00%                                 100.00%

A portion of the Fund's 2022 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended August 31, 2022, may be eligible for the Qualified Business Income Deduction (QBI) under Internal
Revenue Code Section 199A for the aggregate dividends the Fund received from the underlying Real Estate Investment Trusts (REITs) it invests in.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or

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                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                          AUGUST 31, 2022 (UNAUDITED)

sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not

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                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                          AUGUST 31, 2022 (UNAUDITED)

provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of the Fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the
Fund's shares and result in increased market volatility. During any such events, the Fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on the Fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

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                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                          AUGUST 31, 2022 (UNAUDITED)

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

    BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND
                            SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Advisory Agreement") with First Trust
Advisors L.P. (the "Advisor") on behalf of the EquityCompass Risk Manager ETF
(the "Fund") and the Investment Sub-Advisory Agreement (the "Sub-Advisory
Agreement" and together with the Advisory Agreement, the "Agreements") among the
Trust, on behalf of the Fund, the Advisor and EquityCompass Investment
Management, LLC (the "Sub-Advisor"). The Board approved the continuation of the
Agreements for a one-year period ending June 30, 2023 at a meeting held on June
12-13, 2022. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2022 and June 12-13, 2022, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the
Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by
Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund's
Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by
Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"), and the Sub-Advisor; and
information on the Advisor's and the Sub-Advisor's compliance programs. The
Board reviewed initial materials with the Advisor at the meeting held on April
18, 2022, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the
Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent
Trustees and their counsel held prior to the June 12-13, 2022 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from the Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the
Advisor and the Sub-Advisor manage the Fund and knowing the Fund's unitary fee.

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                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                          AUGUST 31, 2022 (UNAUDITED)

In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the
Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the
Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted
that the Advisor oversees the Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. The
Board considered that the Sub-Advisor is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio, but that the Advisor executes the Fund's portfolio trades. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2022 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory
Agreement, the Board noted that the Fund is an actively-managed ETF and the
Sub-Advisor actively manages the Fund's investments. The Board reviewed the materials provided by the Sub-Advisor and considered the services that the
Sub-Advisor provides to the Fund, including the Sub-Advisor's day-to-day management of the Fund's investments. In considering the Sub-Advisor's management of the Fund, the Board noted the background and experience of the
Sub-Advisor's portfolio management team, including the Board's prior meetings with members of the portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the
Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the
Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by the Fund under the Advisory
Agreement for the services provided. The Board noted that the sub-advisory fee is paid by the Advisor from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule
12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that the
Advisor had previously agreed to waive its unitary fee to the extent of acquired fund fees and expenses of shares of investment companies advised by the Advisor that are held by the Fund. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the
Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was equal to the median total (net)
expense ratio of the peer funds in the Expense Group. With respect to the
Expense Group, the Board, at the April 18, 2022 meeting, discussed with
Broadridge its methodology for assembling peer groups and discussed with the
Advisor limitations in creating peer groups for actively-managed ETFs, including that the Expense Group contained both actively-managed ETFs and open-end mutual funds, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the
Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to the
Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund's performance. The
Board received and reviewed information comparing the Fund's performance for periods ended December 31, 2021 to the performance of the funds in the
Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the Fund underperformed the Performance Universe median and the benchmark index for the one- and three-year periods ended
December 31, 2021.

On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the
Agreements.

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                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                          AUGUST 31, 2022 (UNAUDITED)

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund and noted the Advisor's statement that it believes that its expenses relating to providing advisory services to the Fund will likely increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2021 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the
Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the
Advisor were not unreasonable.

The Board considered the Sub-Advisor's statements to the effect that it does not believe there are any economies of scale to be achieved in connection with providing sub-advisory services to the Fund and that the Sub-Advisor does not expect that its expenses relating to providing services to the Fund to change in the next twelve months. The Board did not review the profitability of the
Sub-Advisor with respect to the Fund. The Board noted that the Advisor pays the
Sub-Advisor from its unitary fee and its understanding that the Fund's sub-advisory fee rate was the product of an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The
Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Fund, and noted the Sub-Advisor's statements to the effect that it does not believe there will be any indirect benefits to the Sub-Advisor from its relationship with the Advisor and the Fund. The Board concluded that the character and amount of potential indirect benefits to the
Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 18, 2022 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee's annual meeting held on March 17, 2022 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 27


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                          AUGUST 31, 2022 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                           NUMBER OF                OTHER
                                                                                         PORTFOLIOS IN         TRUSTEESHIPS OR
                                TERM OF OFFICE                                          THE FIRST TRUST         DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                           FUND COMPLEX          HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR              PRINCIPAL OCCUPATIONS           OVERSEEN BY            DURING PAST
  POSITION WITH THE TRUST          APPOINTED               DURING PAST 5 YEARS              TRUSTEE                5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Edward-Elmhurst Medical         220         None
(1951)                                             Group; Physician and Officer,
                               o Since Inception   Wheaton Orthopedics (1990 to 2021)

Thomas R. Kadlec, Trustee      o Indefinite Term   Retired; President, ADM Investors          220         Director, National Futures
(1957)                                             Services, Inc. (Futures Commission                     Association and ADMIS
                               o Since Inception   Merchant) (2010 to July 2022)                          Singapore Ltd.; Formerly,
                                                                                                          Director of ADM Investor
                                                                                                          Services, Inc., ADM
                                                                                                          Investor Services
                                                                                                          International, ADMISHong
                                                                                                          Kong Ltd., and
                                                                                                          Futures Industry
                                                                                                          Association

Denise M. Keefe, Trustee       o Indefinite Term   Executive Vice President, Advocate         220         Director and Board Chair
(1964)                                             Aurora Health and President,                           of Advocate Home Health
                               o Since 2021        Advocate Aurora Continuing Health                      Services, Advocate Home
                                                   Division (Integrated Healthcare                        Care Products and
                                                   System)                                                Advocate Hospice;
                                                                                                          Director and Board Chair
                                                                                                          of Aurora At Home (since
                                                                                                          2018); Director of
                                                                                                          Advocate Physician
                                                                                                          Partners Accountable Care
                                                                                                          Organization; Director and
                                                                                                          Board Chair of RML Long
                                                                                                          Term Acute Care
                                                                                                          Hospitals; and Director of
                                                                                                          Senior Helpers (since
                                                                                                          2021)

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises                220         Formerly, Director of
(1956)                                             (Financial and Management                              Trust Company of Illinois
                               o Since Inception   Consulting)

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (2018 to Present),          220         None
(1954)                                             Managing Director and Chief
                               o Since Inception   Operating Officer (2015 to 2018),
                                                   Pelita Harapan Educational
                                                   Foundation (Educational
                                                   Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First             220         None
Chairman of the Board                              Trust Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P., Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company) and
                                                   Stonebridge Advisors LLC
                                                   (Investment Advisor)


-----------------------------

(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                          AUGUST 31, 2022 (UNAUDITED)


                             POSITION AND           TERM OF OFFICE
     NAME AND                  OFFICES               AND LENGTH OF                         PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH              WITH TRUST                SERVICE                             DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief          o Indefinite Term   Managing Director and Chief Financial Officer, First
(1966)                Executive Officer                                Trust Advisors L.P. and First  Trust Portfolios L.P.;
                                                   o Since Inception   Chief Financial Officer, BondWave LLC (Software
                                                                       Development Company) and Stonebridge Advisors
                                                                       LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial   o Indefinite Term   Senior Vice President, First Trust Advisors L.P. and
(1972)                Officer and Chief                                First Trust Portfolios L.P.
                      Accounting Officer           o Since Inception

W. Scott Jardine      Secretary and Chief Legal    o Indefinite Term   General Counsel, First Trust Advisors L.P. and First
(1960)                Officer                                          Trust Portfolios L.P.; Secretary and General Counsel,
                                                   o Since Inception   BondWave LLC; Secretary, Stonebridge Advisors LLC

Daniel J. Lindquist   Vice President               o Indefinite Term   Managing Director, First Trust Advisors L.P. and First
(1970)                                                                 Trust Portfolios L.P.
                                                   o Since Inception

Kristi A. Maher       Chief Compliance Officer     o Indefinite Term   Deputy General Counsel, First Trust Advisors L.P. and
(1966)                and Assistant Secretary                          First Trust Portfolios L.P.
                                                   o Since Inception

Roger F. Testin       Vice President               o Indefinite Term   Senior Vice President, First Trust Advisors L.P. and
(1966)                                                                 First Trust Portfolios L.P.
                                                   o Since Inception

Stan Ueland           Vice President               o Indefinite Term   Senior Vice President, First Trust Advisors L.P. and
(1970)                                                                 First Trust Portfolios L.P.
                                                   o Since Inception


-----------------------------

(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                         Page 29


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                          AUGUST 31, 2022 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment professional or financial representative through interviews, applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies."
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2022


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

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

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
EquityCompass Investment Management, LLC
1 South Street, 16th Floor
Baltimore, Maryland 21202

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	Not applicable.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $819,125 for the fiscal year ended August 31, 2021 and $1,060,313 for the fiscal year ended August 31, 2022.

(b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2021 and $0 for the fiscal year ended August 31, 2022.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2021 and $0 for the fiscal year ended August 31, 2022.

(c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $107,971 for the fiscal year ended August 31, 2021 and $478,151 for the fiscal year ended August 31, 2022. These fees were for tax consultation and/or tax return preparation and professional services rendered for Passive Foreign Investment Company Identification.

Tax Fees (Investment Advisor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s advisor were $0 for the fiscal year ended August 31, 2021 and $0 for the fiscal year ended August 31, 2022.

(d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended August 31, 2021 and $0 for the fiscal year ended August 31, 2022.

All Other Fees (Investment Advisor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended August 31, 2021 and $0 for the fiscal year ended August 31, 2022.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant’s investment advisor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:

(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for the fiscal year ended August 31, 2021, were $107,971 for the registrant, $23,200 for the registrant’s investment advisor and $29,500 for the registrant’s distributor; and for the fiscal year ended August 31, 2022 were $478,151 for the registrant, $16,500 for the registrant’s investment advisor and $29,500 for the registrant’s distributor.

(h) The registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are: Thomas R. Kadlec, Denise M. Keefe, Niel B. Nielson, Richard E. Erickson and Robert F. Keith.
(b)	Not applicable.

Item 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Incorporated by reference to the Form N-CSR filed on EDGAR on November 7, 2022 (Accession Number 0001445546-22-007733).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 16, 2022
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 16, 2022

* Print the name and title of each signing officer under his or her signature.